OTHER CURRENT LIABILITIES (Restated) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Mark-to-market swaps valuation:
Deferred drydocking, operating cost and charterhire revenue	$ 1,327	$ 9,514
Provision in relation to Golar Viking claim	0	13,848
Dividends Payable	40,466	0
Other	14,010	4,115
Other current liabilities	148,077	46,417
Other operating loss	0	(6,387)	$ 0
Keppel
Mark-to-market swaps valuation:
Other	9,000
Golar Partners
Mark-to-market swaps valuation:
Guarantees issued to Golar Partners (see note 31)	6,096	2,246
Interest rate swap
Mark-to-market swaps valuation:
Mark-to-market swaps valuation	4,597	3,038
Equity Swap
Mark-to-market swaps valuation:
Mark-to-market swaps valuation	$ 81,581	$ 13,656